Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31,
($ thousands)	2016	2015

Raw materials	161,911	110,367
Work in progress	39,744	56,841
Finished goods	145,839	102,774
	347,494	269,982